UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Management, LLC
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-5611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Managing Members
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico         New York, NY                  05/12/06
------------------         ------------                  --------
  [Signature]             [City, State]                   [Date]

/s/ Ellen H. Adams         New York, NY                  05/12/06
------------------         ------------                  --------
  [Signature]             [City, State]                   [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                                    TITLE                   VALUE     SHRS/      SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
            NAME OF ISSUER        OF CLASS        CUSIP    (X$1,000) PRN AMT     PRN CALL  DISCRETION MANAGERS   SOLE    SHARED NONE

3COM CORP                            COM         885535104    2,439   476,400    SH           SOLE               476,400
ADVANCE AUTO PARTS INC               COM         00751Y106    7,205   173,020    SH           SOLE               173,020
AMERICAN HOME MTG INVT CORP          COM         02660R107    7,653   245,200    SH           SOLE               245,200
AMERICAN TOWER CORP                 CL A         029912201    5,860   193,273    SH           SOLE               193,273
AMERICREDIT CORP                     COM         03060R101    6,826   222,142    SH           SOLE               222,142
AMYLIN PHARMACEUTICALS INC           COM         032346108    2,634    53,820    SH           SOLE                53,820
APPLE COMPUTER INC                   COM         037833100    4,261    67,930    SH           SOLE                67,930
BANK NEW YORK INC                    COM         064057102      279     7,749    SH           SOLE                 7,749
BOEING CO                            COM         097023105    2,371    30,430    SH           SOLE                30,430
BOSTON SCIENTIFIC CORP               COM         101137107   13,076   567,300    SH           SOLE               567,300
CISCO SYS INC                        COM         17275R102    7,615   351,400    SH           SOLE               351,400
CLEVELAND CLIFFS INC                 COM         185896107    3,015    34,610    SH           SOLE                34,610
CNX GAS CORP                         COM         12618H309    3,888   149,550    SH           SOLE               149,550
COLUMBIA LABS INC                    COM         197779101    1,206   242,574    SH           SOLE               242,574
CONEXANT SYSTEMS INC                 COM         207142100    5,122 1,484,630    SH           SOLE             1,484,630
CORNING INC                          COM         219350105   16,540   614,408    SH           SOLE               614,408
COUNTRYWIDE FINANCIAL CORP           COM         222372104    2,481    67,600    SH           SOLE                67,600
DOBSON COMMUNICATIONS CORP          CL A         256069105    7,384   920,728    SH           SOLE               920,728
ELECTRONIC ARTS INC                  COM         285512109    2,555    46,700    SH           SOLE                46,700
ENDO PHARMACEUTICALS HLDGS INC       COM         29264F205   13,937   424,790    SH           SOLE               424,790
EQUINIX INC                        COM NEW       29444U502   19,765   307,769    SH           SOLE               307,769
FINISAR                              COM         31787A101    2,219   451,100    SH           SOLE               451,100
FOSTER WHEELER LTD                 SHS NEW       G36535139    2,504    52,930    SH           SOLE                52,930
GAMESTOP CORP NEW                   CL A         36467W109   11,336   240,480    SH           SOLE               240,480
GAYLORD ENTMT CO NEW                 COM         367905106    6,309   139,037    SH           SOLE               139,037
GOODRICH CORP                        COM         382388106    5,331   122,240    SH           SOLE               122,240
GOOGLE INC                          CL A         38259P508    4,382    11,237    SH           SOLE                11,237
LAM RESEARCH CORP                    COM         512807108    4,347   101,100    SH           SOLE               101,100
LCA-VISION INC                  COM PAR $.001    501803308    5,046   100,700    SH           SOLE               100,700
LEAP WIRELESS INTL INC             COM NEW       521863308    2,480    56,905    SH           SOLE                56,905
MARVELL TECHNOLOGY GROUP LTD         ORD         G5876H105    4,125    76,240    SH           SOLE                76,240
MCDERMOTT INTL INC                   COM         580037109    2,435    44,720    SH           SOLE                44,720
MEMC ELECTR MATLS INC                COM         552715104   17,621   477,274    SH           SOLE               477,274
MIRANT CORP NEW                      COM         60467R100    6,350   254,001    SH           SOLE               254,001
MITTAL STEEL CO NV             NY REG SH CL A    60684P101    4,915   130,200    SH           SOLE               130,200
MONOLITHIC POWER SYS INC             COM         609839105      534    28,662    SH           SOLE                28,662
MORGAN STANLEY                     COM NEW       617446448    2,469    39,300    SH           SOLE                39,300
NII HLDGS INC                     CL B NEW       62913F201   19,424   329,380    SH           SOLE               329,380
NOKIA CORP                      SPONSORED ADR    654902204    6,272   302,700    SH           SOLE               302,700
PENWEST PHARMACEUTICALS CO           COM         709754105    2,788   128,544    SH           SOLE               128,544
PETROHAWK ENERGY CORP                COM         716495106    4,531   330,702    SH           SOLE               330,702
PSYCHIATRIC SOLUTIONS INC            COM         74439H108    2,906    87,728    SH           SOLE                87,728
QUALCOMM INC                         COM         747525103    4,929    97,400    SH           SOLE                97,400
QUANTA CAPITAL HLDGS LTD             SHS         G7313F106      821   273,560    SH           SOLE               273,560
QUANTUM CORP                      COM DSSG       747906204    1,334   356,640    SH           SOLE               356,640
QUICKLOGIC CORP                      COM         74837P108    1,475   257,000    SH           SOLE               257,000
SBA COMMUNCATIONS CORP               COM         78388J106    3,332   142,316    SH           SOLE               142,316

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SEABRIGHT INSURANCE HLDGS INC        COM         811656107    2,646   151,900    SH           SOLE               151,900
SEMITOOL INC                         COM         816909105    2,758   242,610    SH           SOLE               242,610
STATION CASINOS INC                  COM         857689103    6,626    83,485    SH           SOLE                83,485
TELIK INC                            COM         87959M109    2,748   141,929    SH           SOLE               141,929
TIME WARNER TELECOM INC             CL A         887319101    5,749   320,260    SH           SOLE               320,260
TRANSOCEAN INC                       ORD         G90078109    5,456    67,941    SH           SOLE                67,941
UAL CORP                           COM NEW       902549807    7,591   190,100    SH           SOLE               190,100
WHITTIER ENERGY CORP               COM NEW       966785305    1,927   267,200    SH           SOLE               267,200
WYNN RESORTS LTD                     COM         983134107    6,249    81,310    SH           SOLE                81,310

                                     56                     308,079

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         56
Form 13F Information Table Value Total:         308,079
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE


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